CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Employee expenses (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee expenses
Wages and salaries	$ 352,419,150	$ 357,921,430	$ 266,893,173
Employee benefits	101,100,686	96,408,881	83,260,379
Severance benefits	7,755,088	7,338,126	6,290,886
Other personnel expenses	30,244,241	27,988,279	22,037,675
Total	$ 491,519,165	$ 489,656,716	$ 378,482,113